Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of the Net Loss Before the Provision for Income Taxes	The components of the net loss before the provision for income taxes were as follows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Domestic	(126,985)	(101,552)	(91,622)

Provision for Income Taxes
The provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019	2018
Current:
Federal	—	—	—
State	13	—	—
Foreign	9	—	—
Total current provision	22	—	—
Deferred:
Federal	—	—	—
State	—	—	—
Foreign	—	—	—
Total deferred provision	—	—	—
Total provision for income taxes	22	—	—

Reconciliation of U.S. Federal Statutory Income Tax Rates to Effective Tax Rate
A reconciliation of the U.S. federal statutory income tax rates to our effective tax rate is as follows (in percentages):

	Year Ended December 31,
	2020	2019	2018
U.S. federal statutory rate	21.0%	21.0%	21.0%
State income taxes, net of federal benefit	1.7	3.4	6.1
Change in valuation allowance	(17.5)	(23.9)	(27.0)
Research and development credit	0.2	0.3	0.6
Fair market adjustment	(2.1)	—	—
Non-deductible Convertible Notes interest expense	(2.2)	—	—
Other	(1.1)	(0.8)	(0.7)
Effective income tax rate	—%	—%	—%

Deferred Tax Assets and Liabilities
Our deferred tax assets (liabilities) are as follows (in thousands):

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$113,643	$96,047
Deferred revenue	6,731	4,695
Stock-based compensation	3,560	2,509
Accruals and reserves, not currently deductible for tax purposes	8,351	7,612
Research and development credit	2,761	2,458
Goodwill	1,014	1,277
Interest expense	2,097	1,576
Lease liability	2,738	—
Other	44	39
Gross deferred tax assets	140,939	116,213
Less valuation allowance	(137,437)	(115,175)
Net deferred tax assets	$3,502	$1,038
Deferred tax liabilities:
Property, plant and equipment	(1,008)	(1,050)
ROU assets	(2,494)	—
Other	—	12
Gross deferred tax liabilities	(3,502)	(1,038)
Net deferred tax asset (liabilities)	$—	$—

Net Operating Loss Carryforwards
The Company had net operating loss carryforwards as follows (in thousands):

	December 31,
	2020	2019
Federal (Prior to 2018)	$237,850	$237,850
Federal (Post December 31, 2017)	216,724	145,480
State	317,801	272,029
Total	$772,375	$655,359

Summary of Tax Credit Carryforwards	The Company had research and development credit carryforwards as follows (in thousands):

	December 31,
	2020	2019
Federal	$2,020	$1,728
State	1,231	1,099
Total	$3,251	$2,827

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits for 2020, 2019 and 2018 was as follows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Beginning balance	$707	$527	$165
Increase – tax positions in current period	106	180	316
Increase – tax positions in prior periods	—	—	46
Ending balance	$813	$707	$527